Average Annual Total Returns	12 Months Ended	60 Months Ended	78 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.43%			14.82%
Linked Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.27%	4.85%			5.28%
A
Prospectus [Line Items]
Average Annual Return, Percent	(2.07%)	4.47%
C
Prospectus [Line Items]
Average Annual Return, Percent	0.89%	4.76%
I
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	5.72%
L
Prospectus [Line Items]
Average Annual Return, Percent	2.82%	5.72%			6.32%
L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.01%	4.58%			4.36%
L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.92%	4.22%			4.43%
R
Prospectus [Line Items]
Average Annual Return, Percent	2.39%	5.28%
Z
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	5.80%

[1]	The inception date for Class A, Class C, Class I, Class R and Class Z shares is July 1, 2019. Since inception and through December 31, 2025, Class A, Class C, Class I, Class R and Class Z share had a return before taxes of 4.37%, 4.44%, 5.40%, 4.96% and 5.48%, respectively.